UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2008

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       BANKERS TRUST CO, CR
Address:    221 3RD AVE. S.E.
            CEDAR RAPIDS, IA 52401


13F File Number: 28-10792

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JOHN LEPLEY
Title: COMPLIANCE OFFICER
Phone: 515 245 2459
Signature, Place, and Date of Signing:

JOHN LEPLEY    DES MOINES, IA    07/10/2008

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           16
Form 13F Information Table Value Total:           $ 5,007

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  ANHEUSER BUSCH                   COM          035229103       749    12054 SH        SOLE             12054
  EMERSON ELECTRIC                 COM          291011104       215     4340 SH        SOLE             4340
  EXXON MOBIL                      COM          30231G102       377     4280 SH        SOLE             4280
  GENERAL ELECTRIC CO.             COM          369604103       349    13074 SH        SOLE             13074
  HILLS BANCORPORATION             COM          431643105       220     3600 SH        SOLE             3600
  INTERNATIONAL BUSINESS MACHINES  COM          459200101       235     1982 SH        SOLE             1982
  ISHARES                          MUT          464287507       576     7055 SH        SOLE             7055
  JOHNSON & JOHNSON                COM          478160104       375     5826 SH        SOLE             5826
  MCDONALDS CORP                   COM          580135101       230     4094 SH        SOLE             4094
  MICROSOFT CORP                   COM          594918104       292    10599 SH        SOLE             10599
  PEPSICO INC                      COM          713448108       382     6009 SH        SOLE             6009
  PROCTER & GAMBLE                 COM          742718109       318     5234 SH        SOLE             5234
  U S BANCORP                      COM          902973304       259     9304 SH        SOLE             9304
  WAL-MART                         COM          931142103       214     3809 SH        SOLE             3809
  WELLS FARGO                      COM          949746101       216     9115 SH        SOLE             9115
  TRAVELCENTERS                    COM          JKE174103         0    50000 SH        SOLE             50000